Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	¥ 2,143,152	$ 336,307	¥ 3,407,567	¥ 3,200,645
Adjustments to reconcile net income to net cash from operating activities:
Depreciation of property and equipment	225,310	35,356	158,229	106,941
Amortization of intangible assets	83,710	13,136	12,045	11,662
Amortization of operating lease assets	122,144	19,167	108,904	122,427
Loss/(gain) on disposal of property and equipment	(1,203)	(189)	(249)	83
Provision for doubtful accounts	53,294	8,363	95,683	36,676
(Earnings)/loss from equity method investments	(301)	(47)	1,246	(685)
Fair value change of short-term investments	107,526	16,873	9,042	20,662
Fair value change of other non-current assets			15,658	5,442
Interest income of convertible bond			(77,720)	(70,889)
Share-based compensation	206,060	32,335	211,206	204,008
Deferred income taxes	(151,188)	(23,725)	(22,427)	144,963
Changes in operating assets and liabilities:
Accounts receivable	931,432	146,162	(39,910)	(479,538)
Amounts due from related parties, current	(36,073)	(5,661)	(17,802)	4,546
Prepaid expenses and other current assets	1,046	164	(217,720)	(50,995)
Amounts due from related parties, non-current	10,634	1,669	(13,654)	(2,468)
Other non-current assets	3,177	499	(252,877)	(186,591)
Accrued expenses and other payables	(432,192)	(67,820)	(158,270)	(22,630)
Advance from customers	(3,865)	(607)	31,599	20,619
Deferred revenue	237,346	37,245	(55,286)	(139,773)
Income tax payable	148,165	23,250	39,688	(73,721)
Amounts due to related parties	(47,998)	(7,532)	43,508	16,519
Other liabilities	(76,242)	(11,964)	47,171	21,466
Net cash generated from operating activities	3,523,934	552,981	3,325,631	2,889,369
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(218,798)	(34,334)	(263,892)	(204,113)
Proceeds from disposal of property and equipment	1,030	162	388	621
Purchase of intangible assets	(810)	(127)	(573)
Cash consideration paid for the TTP acquisition, net of cash acquired	(77,444)	(12,153)	(639,760)
Purchase of short-term investments	(27,082,428)	(4,249,824)	(40,050,012)	(42,660,267)
Maturity of short-term investments	23,565,437	3,697,931	37,968,391	41,695,492
Net cash used in investing activities	(3,813,013)	(598,345)	(2,985,458)	(1,168,267)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options	37,032	5,811	104,154	68,676
Payment of dividends	(673,375)	(105,667)	(651,121)
Proceeds from issuance of ordinary shares	3,565,843	559,559
Payments for repurchase of ordinary shares	(31,204)	(4,897)
Net cash generated from/(used in) financing activities	2,898,296	454,806	(546,967)	68,676
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(46,809)	(7,345)	(17,556)	(13,250)
Net increase/(decrease) in cash and cash equivalents and restricted cash	2,562,408	402,097	(224,350)	1,776,528
Cash and cash equivalents and restricted cash at beginning of year	1,769,148	277,618	1,993,498	216,970
Cash and cash equivalents and restricted cash at end of year	4,331,556	679,715	1,769,148	1,993,498
Supplemental disclosures of cash flow information:
Income taxes paid	340,215	53,387	563,415	430,308
Purchase of fixed assets included in accrued expenses and other payables	18,624	2,923	34,061	20,382
Cash paid for operating lease cost	137,693	21,607	135,773	132,096
Right-of-use assets acquired under operating leases	¥ 38,023	$ 5,967	¥ 217,668	¥ 54,315